Parasnand Madho
Director
Corporate Actions & Market Watch

Received SEC
SEP 27 2013
Washington, DC 20549

NYSE EURONEXT

[redacted]

13003483

September 27, 2013

CERTNYS

001-36099

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, CHERRY HILL MORTGAGE INVESTMENT CORPORATION, Common Stock, $0.01 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on September 27, 2013. Tentative listing date – October 4, 2013.

Sincerely,

Paras Madho

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com